Document And Entity Information	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Financial Institutions, Inc.
Entity Central Index Key	0000862831
Entity Emerging Growth Company	false
Entity File Number	0-26481
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0816610
Entity Address, Address Line One	220 Liberty Street
Entity Address, City or Town	Warsaw
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14569
City Area Code	585
Local Phone Number	786-1100
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	FISI
Security Exchange Name	NASDAQ